BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED	The useful life of intangible assets has been assessed as follows:
Category	Useful Life
Customer relationships	5 years
Trade names, trademarks, domain names, and licenses	Indefinite

Education angels [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

Amount
Purchase Price
Value of shares	$1,918,700
Less: acquired cash	(26,940)
Purchase price, net of acquired cash	1,891,760
Prepaid expenses and other current assets	(113,413)
Fixed assets	(69,637)
Intangible assets	(1,640,000)
Accounts payable, accrued expenses and other liabilities	804,842
Deferred tax liability	549,718
Goodwill	$1,423,270

SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED	The acquired intangible assets are as follows
Amount
Trade names, trademarks, domain names and licenses	$1,640,000

Property investors network [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

Amount
Purchase price
Value of shares	$17,017,000
Cash	1,837,000
Top-up share options	701,000
Call / Put option	10,100,000
Total purchase price	29,655,000
Less: acquired cash	(347,952)
Purchase price, net of acquired cash	29,307,048
Accounts receivable	(461,249)
Prepaid expenses and other current assets	(6,111,957)
Fixed assets	(24,994)
Intangible assets	(4,980,000)
Accounts payable, accrued expenses and other liabilities	2,833,718
Deferred tax liability	1,171,555
Goodwill	$21,734,121

SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED	The acquired intangible assets are as follows
Amount
Trade names, trademarks, domain names and licenses	$4,900,000
Customer relationship	80,000
Total	$4,980,000

E square [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

Amount
Purchase price
Value of shares	$2,692,000
Cash	403,000
Deferred payment	299,000
Call / Put option	451,000
Total purchase price	3,845,000
Less: acquired cash	(262,518)
Purchase price, net of acquired cash	3,582,482
Accounts receivable	(178,081)
Prepaid expenses and other current assets	(31,242)
Fixed assets	(272,348)
Intangible assets	(100,000)
Accounts payable, accrued expenses and other liabilities	722,275
Deferred tax liability	37,838
Goodwill	$3,760,924

SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED	The acquired intangible assets are as follows
Amount
Trade names, trademarks, domain names and licenses	$100,000
Total	$100,000

University of antelope valley [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

Amount
Purchase price
Value of shares	$6,470,000
Cash	7,000,000
Top-up share options	1,017,000
Total purchase price	14,487,000
Less: acquired cash	(1,620,734)
Purchase price, net of acquired cash	12,866,266
Accounts receivable	(3,082,589)
Prepaid expenses and other current assets	(492,404)
Fixed assets	(1,051,934)
Accounts payable, accrued expenses and other liabilities	1,935,533
Goodwill	$10,174,872

Revealed films [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

Amount
Purchase price
Value of shares	$7,000,000
Cash	1,000,000
Deferred payment	2,000,000
Top-up share options	10,380,397
Total purchase price	20,380,397
Less: acquired cash	(145,532)
Purchase price, net of acquired cash	20,234,865
Accounts receivable	(152,920)
Prepaid expenses and other current assets	(745,521)
Goodwill	(1,008,694)
Intangible assets	(8,884,000)
Accounts payable, accrued expenses and other liabilities	1,660,727
Deferred tax liability	2,202,088
Goodwill	$13,306,545

SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED	The acquired intangible assets are as follows
Amount
Customer relationship	8,884,000